Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Changes in Shareholders’ Equity [Abstract]
Other comprehensive income (loss) income tax (expense) recovery	$ 14,424	$ 3,584	$ 403